Shareholders' Equity Shareholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended							2 Months Ended		3 Months Ended			12 Months Ended
	Dec. 28, 2013	Jan. 17, 2014	Feb. 01, 2013	Dec. 29, 2012	Nov. 06, 2012	Aug. 29, 2011	Jan. 20, 2011	Feb. 01, 2013	Feb. 08, 2012	Mar. 29, 2014	Jan. 20, 2011	Jan. 01, 2011	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Equity [Abstract]
Stock Repurchase Program, Authorized Amount	$ 700				$ 300	$ 500		$ 1,000	$ 300		$ 300	$ 600
Stock Repurchased During Period, Shares	4.4	11.1	13.9	12.9	7.7	11.7	6.6	26.8	7.1		22.0
Stock Repurchased During Period, Value	$ 266	$ 700	$ 542	$ 458	$ 300	$ 500	$ 275	$ 1,000	$ 300		$ 900		$ 808	$ 1,058	$ 775
Treasury Stock Acquired, Average Cost Per Share	$ 60.18	$ 63.07	$ 38.83	$ 35.60	$ 38.97	$ 42.79	$ 41.44	$ 37.27	$ 42.14		$ 40.87
Common Stock, Dividends, Per Share, Cash Paid										$ 0.27			$ 0.25	$ 0.23	$ 0.21